Annual Total Returns - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	15.62%
Annual Return 2014	5.73%
Annual Return 2015	0.07%
Annual Return 2016	3.01%
Annual Return 2017	13.95%
Annual Return 2018	(5.39%)
Annual Return 2019	18.14%
Annual Return 2020	14.77%
Annual Return 2021	9.85%
Annual Return 2022	(15.00%)